PERSONNEL EXPENSES (Schedule of Average Number of Persons Employed) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Number of persons employed	575	556	582
Research and development [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	59	60	73
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	163	162	161
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	353	334	348